UBS EMERGING MARKETS EQUITY FUND (Prospectus Summary) | UBS EMERGING MARKETS EQUITY FUND
UBS Emerging Markets Equity Fund Summary
Investment objective
The Fund seeks to maximize capital appreciation.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 17 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 66 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS EMERGING MARKETS EQUITY FUND	CLASS A	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	1.00%	none
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS EMERGING MARKETS EQUITY FUND		CLASS A	CLASS C	CLASS Y
Management fees		1.10%	1.10%	1.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.64%	0.64%	0.64%
Total annual fund operating expenses		1.99%	2.74%	1.74%
Less management fee waiver/expense reimbursements		0.14%	0.14%	0.14%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	1.85%	2.60%	1.60%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2012, do not exceed 1.85% for Class A shares, 2.60% for Class C shares and 1.60% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.

Although your actual costs may be higher or lower, based on these assumptions,

your costs would be:

Expense Example UBS EMERGING MARKETS EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
CLASS A	728	1,127
CLASS C	363	836
CLASS Y	163	534

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
UBS EMERGING MARKETS EQUITY FUND CLASS C	263	836

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets

(plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock. Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts.

The Fund may invest in stocks of companies of any size. The Fund is a non-diversified fund.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition,

all of the derivative instruments listed above may be used for investment

(non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes).

The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. An emerging market is a country defined as an emerging or developing economy by any of the

World Bank, the International Finance Corporation or the United Nations or its

authorities, or any country included in an "emerging markets" index. The countries included in this definition will change over time.

Up to 20% of the Fund's net assets may be invested in higher-yielding,

lower-rated fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. These securities are rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by

Moody's Investors Service, Inc. ("Moody's") and BB or lower by Standard & Poor's

Ratings Group ("S&P"). The Fund may also invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside of the United States. The Fund may also invest in securities of small capitalization companies.

Management process

The Fund's management process begins with an analysis of the fundamental economic and political elements that drive capital market risks and returns. The

Advisor combines this "top-down" analysis with proven fundamental security research or "bottom-up" analysis. Investment decisions represent the synthesis of quantitative estimates and qualitative judgments of the portfolio management team.

The Advisor's investment style is singularly focused on investment fundamentals.

The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value.

For each security under analysis, an intrinsic value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This intrinsic value estimate is a function of the present value of the estimated future cash flows. The resulting intrinsic value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a price below the estimated intrinsic value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic value allows comparison across industries and countries. The Advisor's investment specialists are organized along sector lines. Through an intensive process of company visits and interactions with industry specialists, analysts gain an understanding of both the company and the dynamics of the company's industry. The goal is to gain a clear understanding of the medium-term (up to five years) and long-term prospects of the company, and in particular, its ability to generate earnings.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the

Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Non-diversification risk: The Fund is a non-diversified investment company,

which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the

Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"-so called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Performance
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.